As filed with the Securities and Exchange Commission on May 28, 2024

Securities Act File No. 333-237048

Investment Company Act File No. 811-23556

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

DATUM ONE SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (866) 494-4270

Name and Address of Agent for Service of Process	With copies to:
Barbara J. Nelligan The Northern Trust Company 50 S. LaSalle Street Chicago, Illinois 60603	Jessica Reece Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 28, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 12 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), on Form N-1A (the “Registration Statement”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act, solely for the purpose of delaying, until June 28, 2024, the effectiveness of Post-Effective Amendment No. 10 to the Registration Statement as it relates to the below listed fund, a series of Datum One Series Trust, which was filed pursuant to Rule 485(a) under the Securities Act on March 15, 2024 (the “Amendment”):

•	Polar Capital International Small Company Fund

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, Illinois on the 28th day of May 2024.

Datum One Series Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Barbara J. Nelligan Barbara J. Nelligan	President (Principal Executive Officer)	May 28, 2024

Ryan D. Burns Ryan D. Burns*	Trustee	May 28, 2024

JoAnn S. Lilek JoAnn S. Lilek*	Trustee	May 28, 2024

Patricia A. Weiland Patricia A. Weiland*	Trustee	May 28, 2024

Lloyd A. Wennlund Lloyd A. Wennlund*	Trustee	May 28, 2024

/s/ Tracy L. Dotolo Tracy L. Dotolo	Treasurer (Principal Financial Officer)	May 28, 2024

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, as Attorney-in-Fact

*	Pursuant to Power of Attorney